Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement Of Income And Comprehensive Income [Abstract]
Net earnings	$ 199,391	$ 131,247	$ 299,028
Other comprehensive income:
Amounts reclassified to net earnings during the period relating to cash flow hedging instruments(note 16 (d))	4,397	5,311	6,212
Comprehensive income	$ 203,788	$ 136,558	$ 305,240